Annual Total Returns - Strategic Advisers Fidelity International Fund [BarChart] - 02.28 Strategic Advisers Fidelity International Fund PRO-09 - Strategic Advisers Fidelity International Fund - Strategic Advisers Fidelity International Fund
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(15.28%)
Annual Return 2012	20.95%
Annual Return 2013	24.12%
Annual Return 2014	(4.48%)
Annual Return 2015	2.94%
Annual Return 2016	(2.98%)
Annual Return 2017	27.72%
Annual Return 2018	(14.45%)
Annual Return 2019	25.61%
Annual Return 2020	13.23%